Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended			0 Months Ended	2 Months Ended		2 Months Ended		12 Months Ended
	Mar. 31, 2014	Feb. 07, 2014	Dec. 31, 2013	Feb. 07, 2014 Revolving Credit Facility	Mar. 31, 2014 Revolving Credit Facility	Sep. 22, 2011 Revolving Credit Facility	Mar. 31, 2014 Revolving Credit Facility Minimum	Mar. 31, 2014 Revolving Credit Facility Maximum	Dec. 31, 2005 5.10% Senior Notes	Jan. 20, 2005 5.10% Senior Notes
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 750,000,000.0		$ 750,000,000.0
Additional borrowing capacity		250,000,000.0
Interest rate					1.00%		0.90%	1.50%
Commercial paper notes	363,000,000		363,000,000
Weighted average interest rate	0.23%
Weighted average maturity period	22 days			5 years
Principal amount										$ 325,000,000.0
Maturity date									Feb. 01, 2015